Fair value of financial instrument - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	$ 95,541,000,000	$ 113,488,000,000
Loans	717,575,000,000	660,992,000,000
Deposits	1,100,831,000,000	1,011,885,000,000
Derivative related liabilities	91,439,000,000	109,927,000,000
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value assets	3,594,000,000	3,584,000,000
Fair value liabilities	1,548,000,000	1,606,000,000
Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Corporate debt, related derivatives and other debt	27,000,000	33,000,000
Loans	1,077,000,000	1,070,000,000
Derivative related liabilities	9,000,000	25,000,000
Government Debt and Municipal Bonds [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Corporate debt, related derivatives and other debt	150,000,000	157,000,000
Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equities	1,864,000,000	1,596,000,000
Derivative related liabilities	2,000,000	10,000,000
Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	367,000,000	540,000,000
Derivative related liabilities	974,000,000	1,103,000,000
Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	25,000,000	36,000,000
Deposits	151,000,000	139,000,000
Derivative related liabilities	381,000,000	238,000,000
Other [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
U.S. state, municipal and agencies debt	25,000,000	44,000,000
Mortgage Backed Securities	20,000,000	27,000,000
Asset-backed securities	2,000,000	2,000,000
Derivative related assets	37,000,000	26,000,000
Other assets		53,000,000
Derivative related liabilities	24,000,000	53,000,000
Other liabilities	$ 7,000,000	$ 38,000,000
Bottom of range [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	11.92%	11.82%
Bottom of range [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	1.15%	1.75%
Bottom of range [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 29.18	$ 1.33
Bottom of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	3.91%	4.21%
Bottom of range [member] | Government Debt and Municipal Bonds [Member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices		$ 64.62
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	10.00%	10.00%
Discount rate	10.65%	10.52%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	1.14X	1.61X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	9.40X	9.40X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	8.82X	7.00X
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	19.00%	19.00%
FX-IR correlations	29.00%	29.00%
FX-FX correlations	68.00%	68.00%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	0.13%	1.20%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	1.76%	1.46%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	(60.60%)	(71.40%)
EQ volatilities	8.00%	9.00%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	0.00%	0.00%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	32.00%	21.90%
Top of range [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	15.90%	15.75%
Top of range [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	6.92%	14.10%
Top of range [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 127.09	$ 136.34
Top of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	8.17%	7.89%
Top of range [member] | Government Debt and Municipal Bonds [Member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices		$ 64.62
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	40.00%	40.00%
Discount rate	10.65%	10.52%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	20.80X	9.10X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	38.00X	33.47X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	26.00X	15.38X
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	67.00%	67.00%
FX-IR correlations	56.00%	56.00%
FX-FX correlations	68.00%	68.00%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	2.46%	1.60%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	2.42%	1.83%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	27.30%	45.10%
EQ volatilities	128.00%	176.00%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	6.37%	11.38%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	95.00%	97.00%
Weighted average [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	13.25%	13.13%
Weighted average [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	4.04%	7.93%
Weighted average [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 96.36	$ 94.23
Weighted average [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	5.91%	5.88%
Weighted average [member] | Government Debt and Municipal Bonds [Member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices		$ 64.62
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	16.40%	16.40%
Discount rate	10.65%	10.52%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	5.40X	2.04X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	10.96X	19.10X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	9.16X	13.31X
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	Even	Even
FX-IR correlations	Even	Even
FX-FX correlations	Even	Even
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	High	Even
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	Even	Even
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	Middle	Middle
EQ volatilities	Upper	Upper
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	Lower	Lower
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	Middle	Middle